Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Property and equipment
Historical Cost	$ 336,031	$ 334,141	$ 328,264
Net Book Value	160,082	167,145	179,997
Vessels and Vessel improvements [Member]
Property and equipment
Historical Cost	152,439	150,658	147,032
Net Book Value	64,295	67,379	74,057
Containers [Member]
Property and equipment
Historical Cost	37,362	37,831	37,212
Net Book Value	22,188	23,114	24,089
Chassis [Member]
Property and equipment
Historical Cost	12,556	12,713	12,449
Net Book Value	4,866	5,429	5,938
Cranes [Member]
Property and equipment
Historical Cost	27,722	27,641	26,744
Net Book Value	14,132	15,144	16,253
Machinery and Equipment [Member]
Property and equipment
Historical Cost	31,866	31,015	28,962
Net Book Value	10,993	11,661	11,206
Facilities and land improvements [Member]
Property and equipment
Historical Cost	28,030	27,257	26,355
Net Book Value	21,348	21,293	21,176
Software [Member]
Property and equipment
Historical Cost	25,175	25,169	23,837
Net Book Value	1,379	1,268	1,605
Construction in Progress [Member]
Property and equipment
Historical Cost	20,881	21,857	23,673
Net Book Value	$ 20,881	$ 21,857	$ 25,673